Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends

13.  Dividends

The dividends paid and proposed in respect of each class of share capital are as follows:

	2018 €m	2017 €m	2016 €m
Dividends to shareholders
Preference
5% Cumulative Preference Shares €3,175 (2017: €3,175; 2016: €3,175)	-	-	-
7% ‘A’ Cumulative Preference Shares €77,521 (2017: €77,521; 2016: €77,521)	-	-	-
Equity
Final - paid 48.80c per Ordinary Share (2017: 46.20c; 2016: 44.00c)	409	386	363
Interim - paid 19.60c per Ordinary Share (2017: 19.20c; 2016: 18.80c)	163	160	156
Total	572	546	519

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	572	546	519
Less: issue of scrip shares in lieu of cash dividends (note 31)	(51)	(77)	(167)
Dividends paid to equity holders of the Company	521	469	352
Dividends paid by subsidiaries to non-controlling interests	12	8	8
Total dividends paid	533	477	360

Dividends proposed (memorandum disclosure)
Equity
Final 2018 - proposed 52.40c per Ordinary Share (2017: 48.80c; 2016: 46.20c)	425	409	385